Messerli & Kramer P.A.
150 South Fifth Street, Suite 1800
Minneapolis, Minnesota 55402
December 19, 2006

Russell Mancuso, Branch Chief U.S. Securities and Exchange Commission Mail Stop 60-10 100 F Street N.E. Washington, D.C. 20549	VIA EDGAR

Re:	Uroplasty, Inc.
Amendment No. 4 to Form S-3 Registration Statement
File No. 333-128313
Dear Mr. Mancuso:
On behalf of Uroplasty, Inc. (the “Company”), we supplementally submit this letter in connection with the filing by the Company of Amendment No. 4 to Form S-3 Registration Statement and in response to your letter dated December 18, 2006. For your convenience, we have set forth your comment from the December 18, 2006 letter in bold print, and the Company’s response is provided below the comment.
1. We note your response to prior comment 1. Please reconcile the size of your offering reflected in the fee table with the number of shares offered as described in the current prospectus.
The Company has revised the fee table to reflect the reduction in the total number of shares of common stock being registered from 806,218 shares to 784,992 shares.
* * * * *
The Company continues to request acceleration of the effectiveness of the Registration Statement to December 19, 2006. Thank you.
If you have any questions regarding this letter, please feel free to contact me at 612-372-3706 or Andy Tataryn at 612-672-3707.
Very truly yours,
/s/ Jeffrey C. Robbins
Jeffrey C. Robbins